united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22888

Wildermuth Endowment Strategy Fund

(Exact name of registrant as specified in charter)

11525 Park Woods Circle, Ste. 200, Alpharetta, GA 30005

(Address of principal executive offices) (Zip code)

Daniel Wildermuth, President

11525 Park Woods Circle, Ste. 200, Alpharetta, GA 30005

(Name and address of agent for service)

Registrant's telephone number, including area code: 678-222-1100

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT

JUNE 30, 2015

WWW.WILDERMUTHENDOWMENTFUND.COM ● 1-866-271-9244 ●
DISTRIBUTED BY REALTY CAPITAL SECURITIES, LLC (MEMBER FINRA/SIPC)

Wildermuth Endowment Strategy Fund
Shareholder Letter

Dear Shareholders:

We would like to take this opportunity to thank you for the confidence and trust that you’ve placed with us. As a firm, we are committed to meeting the objectives of the Fund and offer best-in-class investments employing experienced, active management to help meet the needs of our investors. Again, thank you for your investment.

Wildermuth Endowment Strategy Fund
Portfolio Review (Unaudited)
June 30, 2015

The Fund’s performance figures* for the period ended June 30, 2015, compared to its benchmark:

Since Inception[1]
Wildermuth Endowment Strategy Fund	14.40%
Wildermuth Endowment Strategy Fund with load**	7.52%
S&P 500 Total Return Index[2]	1.25%
Barclays U.S. Aggregate Bond Index[3]	-0.33%
50/50 Blend S&P 500 Total Return and Barclays U.S. Aggregate Bond Indices	0.55%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expense is 3.70% per the prospectus dated January 2, 2015.

**	Wildermuth Endowment Strategy Fund with load total return is calculated using the maximum sales charge of 6.00%.

1	Wildermuth Endowment Strategy Fund's inception date is December 31, 2014. The Fund commenced operations on January 2, 2015.

2	The S&P 500 Total Return Index, is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

3	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through securities), ABS, and CMBS. Investors cannot invest directly in an index.

Please refer to the Portfolio of Investment in this Semi-Annual Report for detailed analysis of the Fund’s Holdings.

Holdings by type of Investment	% of Net Assets
Real Estate	21.46%
Foreign Dev Mkt Equities	16.06%
Emerging Mkt Equities	15.41%
U.S Market	15.30%
Fixed Income	5.83%
Natural Resources	4.71%
Absolute Return	3.83%
Private Equity	2.53%
Cash	14.87%
100.00%

Please refer to the Portfolio of Investment in this Semi-Annual Report for detailed analysis of the Fund’s Holdings.

Wildermuth Endowment Strategy Fund
Schedule of Investments (Unaudited)
June 30, 2015

Shares		Value
	COMMON STOCK - 22.1%
	APPAREL - 0.4%
612	Iconix Brand Group, Inc. *	$15,282

	AUTO PARTS & EQUIPMENT - 0.4%
4,422	SORL Auto Parts, Inc. *	14,416

	BANKS - 0.8%
173	Capital One Financial Corp.	15,219
230	JPMorgan Chase & Co.	15,585
		30,804
	BEVERAGES - 0.3%
100	Constellation Brands, Inc.	11,602

	BIOTECHNOLOGY - 1.5%
51	Biogen, Inc. *	20,601
128	China Biologic Products, Inc. *	14,740
144	United Therapeutics Corp. *	25,049
		60,390
	BUILDING MATERIALS - 0.4%
208	Nortek, Inc. *	17,291

	CHEMICALS - 1.3%
204	CF Industries Holdings, Inc.	13,113
1,099	Huntsman Corp.	24,255
614	Kraton Performance Polymers, Inc. *	14,662
		52,030
	COMPUTERS - 2.0%
152	Apple, Inc.	19,065
954	Infosys Ltd. - ADR	15,121
528	Synaptics, Inc. *	45,796
		79,982
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
347	Encore Capital Group, Inc. *	14,831
240	World Acceptance Corp. *	14,762
		29,593
	ELECTRIC - 1.1%
277	Huaneng Power International, Inc. - ADR	14,620
334	Public Service Enterprise Group, Inc.	13,120
1,050	Spark Energy, Inc. - Cl. A	16,548
		44,288
	ELECTRONICS - 0.4%
3,435	AU Optronics Corp. - ADR	15,320

	ENTERTAINMENT - 0.4%
1,218	Bona Film Group Ltd. - ADR *	14,860

	ENVIRONMENTAL CONTROL - 0.4%
114	Stericycle, Inc. *	15,266

See accompanying notes to financial statements.

Wildermuth Endowment Strategy Fund
Schedule of Investments (Unaudited) (Continued)
June 30, 2015

Shares		Value
	COMMON STOCK - 22.1% (Continued)
	FOOD - 0.4%
383	Tyson Foods, Inc.	$16,327

	HEALTHCARE-PRODUCTS - 0.5%
877	Exactech, Inc. *	18,268

	HEALTHCARE-SERVICES - 1.0%
159	Chemed Corp.	20,845
354	Ensign Group, Inc.	18,075
		38,920
	INSURANCE - 0.8%
518	Greenlight Capital Re Ltd. - Cl. A *	15,110
270	MetLife, Inc.	15,117
		30,227
	INTERNET - 0.5%
324	eBay, Inc. *	19,518

	LODGING - 0.6%
1,337	Extended Stay America, Inc.	25,096

	MACHINERY-DIVERSIFIED - 0.4%
88	Roper Technologies, Inc.	15,176

	MEDIA - 0.4%
263	Scripps Networks Interactive, Inc.	17,192

	OIL & GAS - 1.8%
424	Delek US Holdings, Inc.	15,612
217	Occidental Petroleum Corp.	16,876
897	PBF Energy, Inc. - Cl. A	25,493
133	PetroChina Co. Ltd. - ADR	14,738
		72,719
	OIL & GAS SERVICES - 0.8%
1,360	Gulfmark Offshore, Inc.	15,776
349	National Oilwell Varco, Inc.	16,850
		32,626
	PHARMACEUTICALS - 0.4%
117	USANA Health Sciences, Inc. *	15,989

	RETAIL - 1.7%
189	Asbury Automotive Group, Inc. *	17,127
950	Finish Line, Inc.	26,429
208	Target Corp.	16,979
62	Walgreens Boots Alliance, Inc.	5,235
		65,770
	SEMICONDUCTORS - 0.5%
438	Cabot Microelectronics Corp. *	20,634

	SOFTWARE - 0.9%
493	Changyou.com Ltd. - ADR *	14,706
229	Fiserv, Inc. *	18,968
		33,674

See accompanying notes to financial statements.

Wildermuth Endowment Strategy Fund
Schedule of Investments (Unaudited) (Continued)
June 30, 2015

Shares		Value
	COMMON STOCK - 22.1% (Continued)
	TELECOMMUNICATIONS - 0.5%
660	ARRIS Group, Inc. *	$20,196

	TRUCKING&LEASING - 0.8%
47	AMERCO	15,365
311	Greenbrier Cos., Inc.	14,570
		29,935

	TOTAL COMMON STOCK (Cost - $873,189)	873,391

	EXCHANGE TRADED FUNDS - 39.0%
	ASSET ALLOCATION FUND - 0.9%
795	SPDR Barclays Convertible Securities ETF	37,818

	CLOSED-END FUND - 1.0%
3,860	PIMCO High Income Fund	38,446

	DEBT FUNDS - 3.9%
355	iShares Core U.S. Aggregate Bond ETF	38,617
349	iShares JP Morgan USD Emerging Markets Bond ETF	38,362
1,383	PowerShares Emerging Markets Sovereign Debt Portfolio	38,323
1,326	SPDR Barclays Short Term High Yield Bond ETF	38,335
		153,637
	EQUITY FUNDS - 33.2%
2,644	ETRACS Alerian MLP Infrastructure Index ETN	92,831
2,993	iShares MSCI Australia ETF	62,943
3,970	iShares MSCI Austria Capped ETF	63,004
1,927	iShares MSCI Chile Capped ETF	73,457
1,253	iShares MSCI EAFE Small-Cap ETF	63,928
2,145	iShares MSCI Frontier 100 ETF	62,784
2,242	iShares MSCI Germany ETF	62,507
2,808	iShares MSCI Hong Kong ETF	63,348
2,237	iShares MSCI India ETF	67,803
6,069	iShares MSCI Malaysia ETF	73,496
2,453	iShares MSCI Netherlands ETF	63,018
1,852	iShares MSCI New Zealand Capped ETF	64,227
1,579	iShares MSCI Philippines ETF	60,791
5,129	iShares MSCI Singapore ETF	64,471
1,973	iShares MSCI Sweden ETF	62,682
3,835	iShares MSCI Taiwan ETF	60,516
893	iShares MSCI Thailand Capped ETF	66,493
533	iShares MSCI Turkey ETF	24,060
1,505	iShares MSCI United Kingdom Small-Cap ETF	63,707
2,353	JPMorgan Alerian MLP Index ETN	93,179
		1,309,245

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,599,993)	1,539,146

	LIMITED PARTNERSHIPS - 3.8%
2	GPB Automotive Portfolio LP +#	100,000
56	Shopoff Land Fund III LP +#	50,680
	TOTAL LIMITED PARTNERSHIPS (Cost - $150,680)	150,680

See accompanying notes to financial statements.

Wildermuth Endowment Strategy Fund
Schedule of Investments (Unaudited) (Continued)
June 30, 2015

Shares		Value
	PUBLIC NON-TRADED SECURITIES - 20.2%
	REAL ESTATE - 20.2%
12,612	Behringer Harvard Opportunity REIT I, Inc. + #	$45,152
19,376	CNL Lifestyle Properties, Inc. + #	100,757
7,640	Cottonwood Residential, Inc. + #	106,196
18,060	Dividend Capital Diversified Property Fund + #	133,286
36,883	Inventrust Properties Corp. + #	147,533
27,700	KBS REIT I, Inc. + #	125,202
5,129	TIER REIT, Inc. + #	137,874
	TOTAL PUBLIC NON-TRADED SECURITIES (Cost - $600,490)	796,000

	SHORT-TERM INVESTMENTS - 20.1%
790,947	Blackrock Liquidity Funds T-Fund Portfolio, 0.01% ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $790,947)	790,947

	TOTAL INVESTMENTS - 105.2% (Cost - $4,015,299) (a)	$4,150,164
	OTHER LIABILITIES LESS ASSETS - (5.2)%	(204,394)
	NET ASSETS - 100.0%	$3,945,770

^	Rate shown represents the rate at June 30, 2015, is subject to change and resets daily.

+	Illiquid security. Total illiquid securities represent 24.0% of net assets as of June 30, 2015.

#	Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total of such securities is $946,680, or 24.0%, of net assets.

ADR - American Depositary Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $4,015,299 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$227,798
Unrealized depreciation:	(92,933)
Net unrealized appreciation:	$134,865

See accompanying notes to financial statements.

Wildermuth Endowment Strategy Fund
Statement of Assets and Liabilities, June 30, 2015 (Unaudited)

ASSETS
Investment securities:
At cost	$4,015,299
At value	$4,150,164
Dividend and interest receivable	18,471
Receivable from Adviser	19,728
Receivable for Fund shares sold	61,280
Deferred offering costs	189,300
TOTAL ASSETS	4,438,943

LIABILITIES
Payable for investments purchased	252,957
Shareholder servicing fees payable	1,692
Payable to affiliate	189,300
Trustee fees	10,361
Accrued expenses and other liabilities	38,863
TOTAL LIABILITIES	493,173
NET ASSETS	$3,945,770

NET ASSETS CONSIST OF:
Paid in capital	$3,808,791
Undistributed net investment income	2,772
Accumulated net realized loss from investments	(658)
Net unrealized appreciation on investments	134,865
NET ASSETS	$3,945,770

NET ASSET VALUE PER SHARE:
Net Assets	$3,945,770
Shares of beneficial interest outstanding [$0 par value, 25,000,000 shares authorized]	344,865
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.44
Maximum offering price per share (maximum sales charge of 6.00%)	$12.17

See accompanying notes to financial statements.

Wildermuth Endowment Strategy Fund
Statement of Operations, For the Period Ended June 30, 2015[1] (Unaudited)

INVESTMENT INCOME
Dividends	$26,203
Interest	16
Less: Foreign withholding taxes	(88)
TOTAL INVESTMENT INCOME	26,131

EXPENSES
Investment advisory fees	13,406
Shareholder servicing fees	2,234
Organizational costs	189,300
Trustees’ fees and expenses	36,395
Legal fees	29,753
Administration services fees	14,959
Insurance expense	11,682
Accounting services fees	10,684
Audit fees	9,878
Transfer agent fees	8,547
Registration fees	7,423
Compliance officer fees	6,524
Professional fees	6,523
Printing and postage expenses	5,665
Custodian fees	3,846
Other expenses	2,482
TOTAL EXPENSES	359,301

Less: Fees waived/reimbursed by the Adviser	(335,942)

NET EXPENSES	23,359

NET INVESTMENT INCOME	2,772

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from:
Investments	(658)

Net change in unrealized appreciation of:
Investments	134,865

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	134,207

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,979

[1]	The Wildermuth Endowment Strategy Fund commenced operations on January 2, 2015.

See accompanying notes to financial statements.

Wildermuth Endowment Strategy Fund
Statement of Changes in Net Assets

Period Ended
June 30, 2015[1]
(Unaudited)
FROM OPERATIONS
Net investment income	$2,772
Net realized loss from investments	(658)
Net change in unrealized appreciation on investments	134,865
Net increase in net assets resulting from operations	136,979

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	3,308,791
Net increase in net assets from shares of beneficial interest	3,308,791

NET INCREASE IN NET ASSETS	3,445,770

NET ASSETS
Beginning of Period	500,000
End of Period*	$3,945,770
* Includes undistributed net investment income of:	$2,772

SHARE ACTIVITY
Shares Sold	294,865
Net increase in shares of beneficial interest outstanding	294,865

[1]	The Wildermuth Endowment Strategy Fund commenced operations on January 2, 2015.

See accompanying notes to financial statements.

Wildermuth Endowment Strategy Fund
Financial Highlights (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
June 30, 2015 [1]

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income [2]	0.02
Net realized and unrealized
gain on investments	1.42
Total from investment operations	1.44

Net asset value, end of period	$ 11.44

Total return [3,4]	14.40%

Net assets, at end of period (000s)	$ 3,946

Ratio of gross expenses to average
net assets [5,6]	38.42%
Ratio of net expenses to average
net assets [5,6,7]	2.50%
Ratio of net investment income
to average net assets [5,8]	0.30%

Portfolio Turnover Rate [4]	20%

[1]	The Wildermuth Endowment Strategy Fund commenced operations on January 2, 2015.
[2]	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
[3]	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund's expenses, total return would have been lower.
[4]	Not Annualized.
[5] Annualized.
[6]	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
[7]	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by adviser.
[8]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Wildermuth Endowment Strategy Fund
Statement of Cash Flows
For the Period Ended June 30, 2015 (1) (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$136,979
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(3,584,233)
Purchase of short term investments, net	(790,947)
Proceeds from sales of investments	359,223
Net realized loss from investments	658
Net unrealized appreciation from investments	(134,865)

Changes in assets and liabilities (Increase)/Decrease in assets:
Receivable from Investment Adviser	(19,728)
Interest Receivable	(18,471)
Deferred offering costs	(189,300)
Receivable for Fund Shares Sold	(61,280)
Increase/(Decrease) in liabilities:
Payable for Securities Purchased	252,957
Payable to Affiliates	189,300
Payables to Trustees	10,361
Shareholder servicing fees payable	1,692
Accrued expenses and other liabilities	38,863
Net cash used in operating activities	(3,808,791)

Cash flows from financing activities:
Proceeds from shares sold	3,308,791
Net cash provided by financing activities	3,308,791

Net decrease in cash	(500,000)
Cash at beginning of period	500,000
Cash at end of period	$—

(1)	The Wildermuth Endowment Strategy Fund commenced operations on January 2, 2015.

See accompanying notes to financial statements.

Wildermuth Endowment Strategy Fund
Notes to Financial Statements (Unaudited)
June 30, 2015

1.	ORGANIZATION

Wildermuth Endowment Strategy Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013, and did not have any operations from that date until December 1, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to see total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as in income-producing assets that the Adviser believes will provide consistent income generation and liquidity.

The Fund is engaged in a continuous offering, up to a maximum of 25 million shares of beneficial interest, and will operate as an interval fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”). The initial net asset value was $10.00 per share and the shares are offered subject to a maximum sales charge of 6.00% of the offering price. The Adviser initially capitalized the Fund on December 1, 2014, at $10.00 per share. The sales charge was waived in the initial funding.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser, fair value team using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Investment Funds that are Private Funds and Non-Traded REITs (“Non-Traded Funds”) will be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Adviser, acting under the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a premium or discount.

There is no single standard for determining fair value of a security. Rather, the Adviser’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated net asset values of the Non-Traded Funds’ assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Adviser, acting under the Board’s supervision and pursuant to policies implemented by the Board, may consider several factors, including, but not limited to: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security

Wildermuth Endowment Strategy Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other accounts managed by the Adviser and the method used to price the security in those accounts; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. As part of its due diligence of Non-Traded Fund investments, the Adviser will attempt to obtain current information on an ongoing basis from market sources, asset managers and/or issuers to value all fair valued securities. However, it is anticipated that portfolio holdings and other value information of the Non-Traded Funds could be available on no more than a quarterly basis. Based on its review of all relevant information, the Adviser may conclude in certain circumstances that the information provided by the asset manager and/or issuer of a Non-Traded Fund does not represent the fair value of the Fund’s investment in such security. Private Funds that invest primarily in publicly traded securities are more easily valued because the values of their underlying investments are based on market quotations.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace,liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of June 30, 2015:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$873,391	$—	$—	$873,391
Exchanged Traded Funds	1,539,146	—	—	1,539,146
Limited Partnerships	—	—	150,680	150,680
Public Non-Traded Securities	—	—	796,000	796,000
Short-Term Investments	790,947	—	—	790,947
Total Assets	$3,203,484	—	$946,680	$4,150,164

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

Wildermuth Endowment Strategy Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Limited	Public Non-
	Partnership	Traded REIT
Beginning Balance	$—	$—
Total realized gain/(loss)	—	—
Appreciation/(depreciation)	—	195,509
Cost of Purchases	150,680	600,491
Proceeds from Sales & Return of Capital	—	—
Accrued Interest	—	—
Net transfers in/out of Level 3	—	—
Ending Balance	$150,680	$796,000

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are set forth below.

Investment Type	Fair Value	Techniques	Unobservable Input

Limited Partnerships	$150,680	Cost	N/A

Public Non-Traded REITs	$796,000	NAV	N/A

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Investment Companies – The Fund may obtain investment exposure to various asset classes by investing in other investment companies, including registered investment companies, such as ETFs, mutual funds and closed-end funds, as well as hedge funds, private equity funds or other Private Funds that are not registered under the 1940 Act. Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and Offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of

Wildermuth Endowment Strategy Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2015. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Redemption Fee – For shares held for 90 days or less, the Fund will deduct a 2% redemption fee from the redemption amount if the shares are sold pursuant to the Fund’s quarterly repurchase program. Shares held longest will be treated as being repurchased first and shares held shortest as being repurchased last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. Shares held for more than 90 days are not subject to the 2% fee. Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund did not have any redemptions fees during the period ended June 30, 2015.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended June 30, 2015, amounted to $3,584,233 and $359,223, respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The Adviser is entitled to receive a monthly fee equal to the annual rate of 1.50% of the Fund’s average daily net assets. For the period ended June 30, 2015, the Adviser earned $13,406 in advisory fees.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the direct, ordinary operating expenses of the Fund (including offering and organizational expenses but excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses such as litigation)), to the extent that they exceed 2.50% per annum of the Fund’s average daily net assets (the “Expense Limitation”) through March 31, 2016. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed. Any waiver or reimbursement of fees by the Adviser is subject to repayment by the Fund within three years following such waiver or reimbursement; provided, however, that (i) the Fund is able to make such repayment without exceeding the expense limitation in place at the time the fees being repaid were waived or the Fund’s current expense limitation, whichever is lower, and (ii) such repayment is approved by the Board. The Expense Limitation Agreement will remain in effect for at least one year from the effective date of the Prospectus, unless and until the Board approves its modification or termination. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. The Adviser waived and or reimbursed expenses on the Fund for the period ended June 30, 2015, in the amount of $335,942 which may be recaptured no later than December 31, 2018.

Wildermuth Endowment Strategy Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

The Fund has adopted a Shareholder Services Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate not to exceed 0.25% of the average daily net asset value of the Fund and is paid to Realty Capital Securities, LLC (the “Distributor”).

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the period ended June 30, 2015, the Distributor received $85,650 in underwriting commissions for sales of shares, of which $4,943 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees - Each Independent Trustee will receive a retainer of $5,000 per year, plus $2,500 for each board or board committee meeting the trustee attends in person ($3,000 for attendance by the chairperson of the audit committee at each meeting of the audit committee), $500 for each meeting the trustee attends telephonically. If there is a meeting of the Board and one or more committees in a single day, the fees will be limited to $3,000 per day ($3,500 for the chairperson of the audit committee if there is a meeting of such committee) for an in person meeting and $750 ($1,000 for the chairperson of the audit committee if there is a meeting of such committee) for meetings attended telephonically. No “interested persons” who serve as Trustees of the Fund will receive any compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

Pursuant to an agreement with Vigilant Compliance, LLC (“Vigilant”), an employee of Vigilant serves as the Chief Compliance Officer and Chief Financial Officer of the Fund. For the provision of these services, Vigilant receives compensation for these services. For the period ended June 30, 2015, the amounts accrued for payment to Vigilant for these services were $6,524 for Chief Compliance Officer and $6,523 for Chief Financial Officer. These amounts are shown in the Statement of Operations under “Compliance officer fees” and “Professional fees.”

Pursuant to a separate servicing agreement with RCS Advisory Services, LLC (“RCS”), the Administrator of the Fund and an affiliate of the Distributor, the Fund pays RCS customary fees for providing administration and fund accounting services to the Fund. RCS has entered into a contract with Gemini Fund Services (“GFS”) pursuant to which GFS serves as sub-administrator and provides sub-fund accounting services and performs many of the administrative services for the Trust. RCS pays Gemini from the fees received from the Fund. For the period ended June 30, 2015, $25,643 was accrued for payment to RCS as shown in the Fund’s Statement of Operations under “Administration services fees” and “Accounting services fees.”

Pursuant to a separate servicing agreement with American National Stock Transfer, LLC (“ANST”), ANST serves as the Transfer Agent for the Fund and is an affiliate of the Distributor and the Administrator. ANST has entered into an agreement with GFS to serve as sub-transfer agent to the Fund. ANST pays Gemini from the fees received from the Fund. For the period ended June 30, 2015, $8,547 was accrued for payment to ANST as shown in the Fund’s Statement of Operations under “Transfer agent fees.”

5.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. The Fund completed a quarterly repurchase offer on July 31, 2015, and no shares were tendered. Other than the quarterly repurchase previously stated, management has concluded that there is no impact requiring adjustment or disclosure in the financial statements

Wildermuth Endowment Strategy Fund
Expense Example (Unaudited)
June 30, 2015

As a shareholder of the Wildermuth Endowment Strategy Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Wildermuth Endowment Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 01/02/15*	For the period	Value 06/30/15	the Period**
Actual
	$1,000.00	2.50%	$1,144.00	$13.22

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 01/01/15	For the period	Value 06/30/15	the Period****
Hypothetical***
	$1,000.00	2.50%	$1,012.33	$12.40

*	From January 2, 2015 (commencement of operations) to June 30, 2015.

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 180/365 to reflect the period since inception 01/02/15 through 06/30/15.

***	Please note that while the Fund commenced operation on January 2, 2015, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period January 1, 2015 to June 30, 2015.

****	Expenses are equal to the Fund’s annualized expense ratio multiplied by 181/365 to reflect the number of days in the period.

Approval of Advisory Agreement – Wildermuth Endowment Strategy Fund

At a meeting held on December 5, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Wildermuth Endowment Strategy Fund (the “Trust” or the “Fund”), including each of the Independent Trustees, considered the approval of an investment advisory agreement (the “Agreement”) between Wildermuth Advisory, LLC (“Wildermuth” or the “Adviser”) and the Trust, on behalf of the Wildermuth Endowment Strategy Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Agreement. The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to Wildermuth (including a due diligence questionnaire completed by Wildermuth, selected financial information of Wildermuth, bibliographic information regarding Wildermuth’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In its consideration of the Agreement, the Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreement. In considering the approval of the Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below:

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Adviser that were included in the Board Materials relating to the approval of the proposed Management Agreement with the Trust, including the Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment process, and a certification from the Adviser stating that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered that the Adviser is a newly registered entity formed to advise the Fund. The Board considered that the Adviser is an affiliate of Kalos Capital, Inc., an independent broker/dealer and Kalos Management, Inc. (“Kalos”) a registered investment adviser, and that each entity has a significant amount of expertise in distribution and marketing and asset management, respectively, and considered the research capabilities, investment experience, compliance program and marketing efforts to be provided to the Fund by the Adviser. Additionally, the Board received satisfactory responses from the Adviser with respect to a series of important questions, including: whether it was involved in any pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board then reviewed the capitalization of Adviser based on information provided by and representations made by the Adviser and concluded that the Adviser was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund. The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust were satisfactory and reliable.

Performance. The Trustees considered that the Adviser is newly formed and did not have a record of prior performance to submit at the Meeting. The Trustees noted that the Adviser had not managed a fund or separate account with a strategy similar to the Fund. The Board noted, however, that Fund’s portfolio management team had managed strategies that would comprise some of the components of the Fund’s overall diversified strategy at Kalos Management, an affiliate of the Adviser. Accordingly, the Trustees discussed the prior performance of these different component investment strategies. The Trustees concluded that he Adviser was expected to obtain an acceptable level of investment return for shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Trustees considered that the Adviser proposed to charge a management fee of 1.50% of the Fund’s average net assets. The Trustees compared the proposed fee and total operating expense data against a peer group comprised of funds selected by the Adviser with similar investment objectives and strategies and of similar anticipated size. The Trustees noted that the Adviser’s peer group was comprised of funds that offer similar investment strategies, but that the investment strategy offered by the Fund is an aggregate of several strategies, certain of which are not offered by a comparable mutual fund, and which employ a high degree of sophistication to manage successfully. The Board noted that the proposed management fee was higher than the median of the peer group, but was not the highest. The Trustees also reviewed the contractual expense limitation arrangements for the Fund, which stated that the Adviser has agreed to waive or limit its management fee and/or reimburse expenses to limit net annual operating expenses to 2.50% of the Fund’s net assets. After due consideration, the Trustees concluded that, based on the Adviser’s and portfolio management teams experience and expertise, the sophistication of the investment strategy and the services to be provided to the Fund, the management fee was reasonable and that the expense limitation arrangement was in the best interests of the Fund and its future shareholders.

Profitability. The Trustees also considered the level of profits that could be expected to accrue to the Adviser with respect to the Trust. The Trustees reviewed and considered an estimated profitability report and analysis and selected financial information provided by the Adviser. With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Trust, the anticipated profits from the Adviser’s relationship with the Trust were not excessive.

Economies of Scale. The Trustees considered whether the Fund will realize economies of scale and whether shareholders would benefit from those economies of scale. The Trustees considered that the Fund had not yet commenced operations and that material economies of scale may not be achieved in the near term, and so economies of scale was not a relevant consideration at this time. The Trustees took into account that economies of scale may be considered in the future.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Management Agreement was in the best interests of the Trust and its future shareholders. In considering the Management Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Trust’s surrounding circumstances.

Investment Adviser
Wildermuth Advisory, LLC
11525 Park Woods Circle
Alpharetta, Georgia 30005

Administrator
RCS Advisory Services, LLC
405 Park Avenue
New York, NY 10022

Proxy Voting Policy. Information regarding how the Fund votes proxies relating to portfolio securities for the most recent period ended June 30, as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-271-9244 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. A description of the policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-271-9244.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holder.

None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Strategy Fund

By /s/ Daniel Wildermuth

Daniel Wildermuth, Trustee, Chairman of the Board, President and Chief Executive Officer

Date 01/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel Wildermuth

Daniel Wildermuth, Trustee, Chairman of the Board, President and Chief Executive Officer

Date 01/28/16

By /s/ Gerard Scarpati

Gerard Scarpati, Treasurer and Chief Financial Officer

Date 01/28/16